Income Taxes (Reconciliation of Income Tax Expense Computed at Statutory Federal Income Tax Rate to Income Tax Expense (Benefit)) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Tax at statutory federal rate	$ 1,881	$ 1,222
Tax exempt interest income	(61)	(33)
Tax exempt insurance income	(151)	(163)
State income tax, net of federal benefit	9	16
Merger expenses	4	205
Bargain purchase gain	0	(303)
Merger related NOL adjustment	0	225
Other	(13)	6
Deferred tax asset re-measurement	1,435
Total income tax expense	$ 3,104	$ 1,175